Loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss per share
Loss from continuing operations for the year attributable to equity holders of the Parent Company	$ (100,958,792)	$ (129,089,559)	$ (20,892,905)
Loss from discontinued operations for the year attributable to equity holders of the Parent Company	$ (15,537,733)	$ (12,326,573)	$ (8,832,297)
Weighted average number of ordinary shares outstanding during the year	119,424,868	85,340,750	83,478,291
Loss per share attributable to equity holders of the Parent Company from continuing operations - basic	$ (0.85)	$ (1.51)	$ (0.25)
Loss per share attributable to equity holders of the Parent Company from continuing operations - diluted	(0.85)	(1.51)	(0.25)
Loss per share attributable to equity holders of the Parent Company - basic	(0.98)	(1.66)	(0.36)
Loss per share attributable to equity holders of the Parent Company - Diluted	$ (0.98)	$ (1.66)	$ (0.36)